DERIVATIVE FINANCIAL INSTRUMENTS - Type of Hedge Designation and Fair Value of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value hedge designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 412,107	$ 442,512
Average Maturity (years)	1 year 9 months 18 days	2 years 7 months 6 days
Fair Value	$ 5,120	$ 14,320
Fair value hedge designation | Interest rate cap agreements
Derivative Instrument Detail [Abstract]
Notional Amount		$ 40,970
Average Maturity (years)		3 years 3 months 18 days
Fair Value		$ 334
Cash Flow Hedge Designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 500,000	$ 400,000
Average Maturity (years)	1 year 9 months 18 days	2 years 1 month 6 days
Fair Value	$ 4,715	$ 3,954
Cash Flow Hedge Designation | Interest rate floor agreements
Derivative Instrument Detail [Abstract]
Notional Amount	$ 450,000	$ 375,000
Average Maturity (years)	1 year 9 months 18 days	2 years 3 months 18 days
Fair Value	$ 4,669	$ 3,642
Cash Flow Hedge Designation | Interest rate cap agreements - short-term funding liabilities
Derivative Instrument Detail [Abstract]
Notional Amount	$ 50,000	$ 25,000
Average Maturity (years)	2 years 1 month 6 days	3 years 4 months 24 days
Fair Value	$ 46	$ 312
No hedge designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 1,409,519	$ 1,108,683
Average Maturity (years)	4 years 4 months 24 days	4 years 10 months 24 days
Fair Value	$ 198	$ 162
No hedge designation | Rate-lock mortgage loan commitments
Derivative Instrument Detail [Abstract]
Notional Amount	$ 17,180	$ 12,703
Average Maturity (years)	1 month 6 days	1 month 6 days
Fair Value	$ 230	$ 100
No hedge designation | Mandatory commitments to sell mortgage loans
Derivative Instrument Detail [Abstract]
Notional Amount	$ 24,909	$ 19,874
Average Maturity (years)	1 month 6 days	1 month 6 days
Fair Value	$ (32)	$ 62
Fixed Income Interest Rate | Fair value hedge designation | Pay-fixed interest rate swap agreement | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 5,242	$ 5,647
Average Maturity (years)	3 years 4 months 24 days	4 years 4 months 24 days
Fair Value	$ 175	$ 361
Fixed Income Interest Rate | Fair value hedge designation | Pay-fixed interest rate swap agreement | Installment
Derivative Instrument Detail [Abstract]
Notional Amount	$ 100,000	$ 100,000
Average Maturity (years)	1 year 4 months 24 days	2 years 4 months 24 days
Fair Value	$ (824)	$ 77
Fixed Income Interest Rate | Fair value hedge designation | Pay-fixed interest rate swap agreement | Mortgage
Derivative Instrument Detail [Abstract]
Notional Amount	$ 117,000	$ 147,000
Average Maturity (years)	1 year 8 months 12 days	2 years 2 months 12 days
Fair Value	$ (1,186)	$ 283
Fixed Income Interest Rate | Fair value hedge designation | Pay-fixed interest rate swap agreements - securities available for sale
Derivative Instrument Detail [Abstract]
Notional Amount	$ 148,895	$ 148,895
Average Maturity (years)	1 year 9 months 18 days	2 years 9 months 18 days
Fair Value	$ 6,923	$ 13,265
Fixed Income Interest Rate | Fair value hedge designation | Interest rate cap agreements
Derivative Instrument Detail [Abstract]
Notional Amount	$ 40,970
Average Maturity (years)	2 years 3 months 18 days
Fair Value	$ 32
Fixed Income Interest Rate | No hedge designation | Pay-fixed interest rate swap agreement | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 683,715	$ 538,053
Average Maturity (years)	4 years 6 months	5 years
Fair Value	$ (3,345)	$ (13,325)
Variable Income Interest Rate | No hedge designation | Pay-fixed interest rate swap agreement | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 683,715	$ 538,053
Average Maturity (years)	4 years 6 months	5 years
Fair Value	$ 3,345	$ 13,325